Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income tax benefit / federal statutory rate			$ (5,072)	$ (3,437)
State and local taxes-net of federal benefit			(667)	275
Increase in valuation allowance			20	140
Increase in valuation allowance-impact of US tax reform				902
Share based compensation			685	558
State tax law change				1,453
Deferred impact of US tax reform rate change				(23,409)
Nondeductible transaction costs			407
Meals and entertainment			350	206
Other			322	200
Income tax benefit	$ (4,200)	$ (4,831)	$ (3,955)	$ (23,112)
Income tax benefit / federal statutory rate			21.00%	21.00%	35.00%
State and local taxes-net of federal benefit			2.80%	(1.70%)
Increase in valuation allowance			(0.10%)	(0.90%)
Increase in valuation allowance-impact of US tax reform				(5.50%)
Share based compensation			(2.80%)	(3.40%)
State tax law change				(8.90%)
Deferred impact of US tax reform rate change				143.00%
Nondeductible transaction costs			(1.70%)
Meals and entertainment			(1.50%)	(1.30%)
Other			(1.30%)	(1.20%)
Income tax benefit / effective tax rate			16.40%	141.20%